Segment Information (Tables)	12 Months Ended
Dec. 31, 2011
Segment Reporting Information
Schedule of total revenue by business segments

Years ended December 31	2011	2010	2009

Risk Solutions	$6,817	$6,423	$6,305
HR Solutions	4,501	2,111	1,267
Intersegment elimination	(31)	(22)	(26)

Total operating segments	11,287	8,512	7,546
Unallocated	—	—	49

Total revenue	$11,287	$8,512	$7,595

Schedule of commissions, fees and other revenues by products

Years ended December 31	2011	2010	2009

Retail brokerage	$5,303	$4,925	$4,747
Reinsurance brokerage	1,463	1,444	1,485

Total Risk Solutions Segment	6,766	6,369	6,232
Consulting services	2,251	1,387	1,075
Outsourcing	2,272	731	191
Intrasegment	(23)	(8)	—

Total HR Solutions Segment	4,500	2,110	1,266
Intersegment	(31)	(22)	(26)
Unallocated	—	—	49

Total commissions, fees and other revenues	$11,235	$8,457	$7,521

Schedule of fiduciary investment income by business segments

Years ended December 31	2011	2010	2009

Risk Solutions	$51	$54	$73
HR Solutions	1	1	1

Total fiduciary investment income	$52	$55	$74

Schedule of reconciliation of segment income before tax to income from continuing operations before income taxes

Years ended December 31	2011	2010	2009

Risk Solutions	$1,314	$1,194	$900
HR Solutions	448	234	203

Segment income from continuing operations before income taxes	1,762	1,428	1,103
Unallocated revenue	—	—	49
Unallocated expenses	(156)	(202)	(131)
Interest income	18	15	16
Interest expense	(245)	(182)	(122)
Other income	5	—	34

Income from continuing operations before income taxes	$1,384	$1,059	$949

Schedule of consolidated revenue and long-lived assets by geographic area

Consolidated revenue by geographic area is as follows (in millions):

Years ended December 31	Total	United States	Americas other than U.S.	United Kingdom	Europe, Middle East, & Africa	Asia Pacific

2011	$11,287	$5,134	$1,176	$1,519	$2,377	$1,081
2010	8,512	3,400	978	1,322	2,035	777
2009	7,595	2,789	905	1,289	1,965	647

        Consolidated non-current assets by geographic area are as follows (in millions):

Years ended December 31	Total	United States	Americas other than U.S.	United Kingdom	Europe, Middle East, & Africa	Asia Pacific

2011	$13,789	$8,617	$574	$1,589	$2,448	$561
2010	14,158	9,135	503	1,532	2,426	562

Move of the Health and Benefits consulting business
Segment Reporting Information
Schedule of total revenue by business segments

Years ended December 31	2011	2010	2009

Risk Solutions	$7,537	$6,989	$6,835
HR Solutions	3,781	1,545	737
Intersegment elimination	(31)	(22)	(26)

Total operating segments	11,287	8,512	7,546
Unallocated	—	—	49

Total revenue	$11,287	$8,512	$7,595

Schedule of commissions, fees and other revenues by products

Years ended December 31	2011	2010	2009

Retail brokerage	$6,022	$5,491	$5,277
Reinsurance brokerage	1,463	1,444	1,485

Total Risk Solutions Segment	7,485	6,935	6,762
Consulting services	1,532	821	545
Outsourcing	2,272	731	191
Intrasegment	(23)	(8)	—

Total HR Solutions Segment	3,781	1,544	736
Intersegment	(31)	(22)	(26)
Unallocated	—	—	49

Total commissions, fees and other revenue	$11,235	$8,457	$7,521

Schedule of fiduciary investment income by business segments

Years ended December 31	2011	2010	2009

Risk Solutions	$52	$54	$73
HR Solutions	—	1	1

Total fiduciary investment income	$52	$55	$74

Schedule of reconciliation of segment income before tax to income from continuing operations before income taxes

Years ended December 31	2011	2010	2009

Risk Solutions	$1,414	$1,307	$1,003
HR Solutions	348	121	100

Segment income from continuing operations before income taxes	1,762	1,428	1,103
Unallocated revenue	—	—	49
Unallocated expenses	(156)	(202)	(131)
Interest income	18	15	16
Interest expense	(245)	(182)	(122)
Other income	5	—	34

Income from continuing operations before income taxes	$1,384	$1,059	$949